UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for calendar year or quarter ended:						30-Jun-12

Check here if amended [X}; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
		                   	[  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:	   First Bank & Trust
Address:   P. O. Box 1347 - Trust Division
	"  Sioux Falls, SD 57101-1347 "

13F File Number:  028-10880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true correct and complete, and" "that is is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karla Hasche
Title:  Trust Operations Officer
Phone:  (605) 978-1129

Signature		Place			and Date of Signing

Karla Hasche		First Bank & Trust				9-Aug-12

Report Type (Check only one.)

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					0

Form 13F Information Table Entry Total:					48

Form 13F Information Table Value Total:					3332

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

NONE

								FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

TRANSOCEAN LTD              COM                 H8817H100        3       69 SH       DEFINED                     0        0       69
AT&T INC                    COM                 00206R102        7      205 SH       SOLE                      205        0        0
ABBOTT LABS                 COM                 002824100       20      313 SH       SOLE                      313        0        0
ACCELR8 TECHNOLOGY CORP     COM                 004304200       49    18305 SH       SOLE                    18305        0        0
ALCOA INC                   COM                 013817101        1      160 SH       SOLE                      160        0        0
APPLIED MATLS INC           COM                 038222105        7      600 SH       SOLE                      600        0        0
AVON PRODS INC              COM                 054303102       19     1200 SH       SOLE                     1200        0        0
BOEING CO                   COM                 097023105       50      675 SH       DEFINED                   675        0        0
CHEVRON CORP NEW            COM                 16676410N       56      533 SH       SOLE                      533        0        0
CHEVRON CORP NEW            COM                 16676410N       32      300 SH       DEFINED                   300        0        0
CITIGROUP INC               COM                 172967424        6      219 SH       SOLE                      219        0        0
DWS MUNICIPAL INCOME TR     COM                 23338M106      101     7004          DEFINED                  7004        0        0
DREYFUS MUN INCOME INC      COM                 26201R102      121    11000          DEFINED                 11000        0        0
EMC INS GROUP INC           COM                 268664109       24     1200 SH       DEFINED                     0     1200        0
ECOLAB INC                  COM                 278865100       27      400 SH       SOLE                      400        0        0
EXPRESS SCRIPTS HLDG CO     COM                 30219G108        4       72 SH       SOLE                       72        0        0
FRONTIER COMMUNICATIONS     COM                 35906A108        1      162 SH       DEFINED                   162        0        0
GENERAL ELECTRIC CO         COM                 369604103       42     2003 SH       SOLE                     2003        0        0
GENERAL ELECTRIC CO         COM                 369604103        2      100 SH       DEFINED                     0        0      100
GENERAL MLS INC             COM                 370334104       62     1600 SH       DEFINED                  1600        0        0
HCP INC                     COM                 40414L109       22      500 SH       SOLE                      500        0        0
INTEL CORP                  COM                 458140100        2       60 SH       SOLE                       60        0        0
INTERNATIONAL BUSINESS      COM                 459200101        6       30 SH       SOLE                       30        0        0
ISHARES TR S&P MIDCAP 400   COM                 464287507       22      235 SH       SOLE                      235        0        0
ISHARES TR RUSS 2000        COM                 464287655       88     1100 SH       SOLE                     1100        0        0
ISHARES TR RUSS 2000        COM                 464287655       79      990 SH       DEFINED                     0      990        0
JOHNSON & JOHNSON           COM                 478160104       56      832 SH       SOLE                      832        0        0
MCKESSON CORP               COM                 58155Q103       30      315 SH       DEFINED                   315        0        0
MEDTRONIC INC               COM                 585055106      311     8021 SH       SOLE                     1015        0     7006
MERCK & CO INC NEW          COM                 58933Y105       13      305 SH       SOLE                      305        0        0
META FINL GROUP INC         COM                 59100U108      358    18100 SH       SOLE                    18100        0        0
MFS HIGH YLD MUN TR SH      COM                 59318E102       22     4200          DEFINED                  4200        0        0
MICROSOFT CORP              COM                 594918104      431    14090 SH       SOLE                    14090        0        0
NEXTERA ENERGY INC          COM                 65339F101       21      300 SH       SOLE                      300        0        0
PEPSICO INC                 COM                 713448108       28      400 SH       SOLE                      400        0        0
RAVEN INDS INC              COM                 754212108       68      972 SH       DEFINED                   972        0        0
SPDR S&P MIDCAP 400 ETF     COM                 78467Y107      158      925 SH       SOLE                      925        0        0
SPDR S&P MIDCAP 400 ETF     COM                 78467Y107       63      370 SH       DEFINED                     0      370        0
ST JUDE MED INC             COM                 790849103       48     1210 SH       SOLE                     1210        0        0
SCHLUMBERGER LTD            COM                 806857108       42      650 SH       SOLE                      650        0        0
SCHWAB STRAT US LCAP GR     COM                 808524300       22      687 SH       SOLE                      687        0        0
SCHWAB STRAT US LCAP GR     COM                 808524300      349    10709 SH       DEFINED                     0    10709        0
SCHWAB STRAT US LCAP VAL    COM                 808524409        7      246 SH       SOLE                      246        0        0
SCHWAB STRAT US LCAP VAL    COM                 808524409      120     3947 SH       DEFINED                     0     3947        0
UNS ENERGY CORP             COM                 903119105        8      200 SH       SOLE                      200        0        0
WELLS FARGO & CO NEW        COM                 949746101        7      200 SH       SOLE                      200        0        0
WELLS FARGO & CO NEW        COM                 949746101      266     7945 SH       DEFINED                     0     7945        0
XCEL ENERGY INC             COM                 98389B100       51     1790 SH       DEFINED                  1790        0        0
GRAND TOTALS                                                  3332   125449                                  93113    25161     7175